TAXATION (Details 5) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement of valuation allowance, current
Balance at beginning of the year	¥ 39,174,733	¥ 89,738,490	¥ 89,697,127
Additions in current year	456,508	3,128,771	25,374,784
Reversals in current year	(36,482,572)	(53,692,038)	(25,210,766)
Expirations in current year	(5,215)	(490)	(122,655)
Balance at the end of the year	¥ 3,143,454	¥ 39,174,733	¥ 89,738,490